Pledged Assets and Debts (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Pledged Assets and Debt
Schedule of senior PIK note payable

	March 31, 2019			December 31, 2018
	Principal	Discount	Fair Value	Principal	Discount	Principal
Senior PIK notes, 10.750% interest payable in-kind, due December 2023	$276,940	$201,499	$75,441	$276,940	$216,144	$60,796

	276,940	201,499	75,441	276,940	216,144	60,796
Less current maturities	—	—	—	—	—	—

Long-term portion	$276,940	$201,499	$75,441	$276,940	$216,144	$60,796

Senior PIK notes payable at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
	Principal	Discount	Fair Value	Principal	Principal
Senior PIK notes, 10.750% interest payable in-kind, due December 2023	$276,940	$216,144	$60,796	$—	$—
	276,940	216,144	60,796	—	—
Less current maturities	—	—	—	—	—
Long-term portion	$276,940	$216,144	$60,796	$—	$—

Schedule of significant assumptions used in Black Scholes option methodology

	December 31, 2018	March 31, 2019
Risk-free interest rate	2.51%	2.23%
Dividend yield	0.00%	0.00%
Expected volatility	38.90%	38.90%
Expected term (years)	4.95	4.70

Significant assumptions used in the Black Scholes option price methodology include the following:

	December 12, 2018	December 31, 2018
Risk-free interest rate	1.76%	1.93%
Dividend yield	0.00%	0.00%
Expected volatility	150.00%	55.00%
Expected term (years)	1.00	5.00

Schedule of secured notes payable

	March 31, 2019			December 31, 2018
	Principal	Deferred Issuance Costs	Net Principal	Principal	Deferred Issuance Costs	Net Principal
$40,000 Secured note payable, 9.00%, collateralized by all Guarantor Company assets, due June 2023	$40,000	$—	$40,000	$42,000	$—	$42,000

	40,000	—	40,000	42,000	—	42,000
Less current maturities	—	—	—	—	—	—

Long-term portion	$40,000	$—	$40,000	$42,000	$—	$42,000

Secured notes payable at December 31, 2018, and December 31, 2017, consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred
		Issuance	Net		Net
	Principal	Costs	Principal	Principal	Principal
$42,000 Secured note payable, 9.00%, collateralized by all Guarantor Company assets, due June 2023	$42,000	$—	$42,000	$—	$—
	42,000	—	42,000	—	—
Less current maturities	—	—	—	—	—
Long-term portion	$42,000	$—	$42,000	$—	$—

Schedule of subsidiary note payable

	March 31, 2019			December 31, 2018
	Principal	Deferred Issuance Costs	Net Principal	Principal	Deferred Issuance Costs	Net Principal
$70,000 Note, secured, 16.75%, collateralized by acquired loans, due April 2020	$70,000	$1,044	$68,956	$70,000	$16	$69,984
$1,425 Term note, secured, 4.25%, collateralized by financed asset, due July 2019	806	—	806	822	—	822
$1,165 Term note, secured, 4.50%, collateralized by financed asset, due May 2021	1,001	—	1,001	1,016	—	1,016

	71,807	1,044	70,763	71,838	16	71,822
Less current maturities	869	—	869	884	—	884

Long-term portion	$70,938	$1,044	$69,894	$70,954	$16	$70,938

The subsidiary notes payable at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred			Deferred
		Issuance	Net		Issuance	Net
	Principal	Costs	Principal	Principal	Costs	Principal
$70,000 Note, secured, 16.75%, collateralized by acquired loans, due April 2020	$70,000	$16	$69,984	$60,000	$744	$59,256
$1,425 Term note, secured, 4.25%, collateralized by financed asset, due July 2019	822	—	822	882	5	877
$1,165 Term note, secured, 4.50%, collateralized by financed asset, due May 2021	1,016	—	1,016	1,076	14	1,062
	71,838	16	71,822	61,958	763	61,195
Less current maturities	884		884	119	1	118
Long-term portion	$70,954	$16	$70,938	$61,839	$762	$61,077